Operating Lease - Additional Information (Detail) - EUR (€) € in Millions			3 Months Ended		6 Months Ended
	May 01, 2018	Nov. 01, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of operating lease [abstract]
Rental expense	€ 0.5				€ 0.4
Operating lease term of lease agreement		5 years			2 years
Leases expiration period					Fourth quarter of 2021
Rent and service charges expense			€ 0.3	€ 0.2	€ 0.5	€ 0.3
Deposits			€ 0.1		€ 0.1		€ 0.1